Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Oct. 31, 2016	Sep. 30, 2016	Sep. 30, 2015
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class
Account Value	$ 24,571		$ 25,648	$ 20,566	$ 16,443	$ 18,088	$ 12,020		$ 13,583	$ 12,901	$ 12,066		$ 10,143	$ 9,008
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 25,147		26,236	21,010	16,778	18,435	12,234		13,810	13,102	12,243	$ 10,000
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class
Account Value	$ 23,270		24,029	18,481	15,407	18,310	14,709		14,606	13,816	12,262		10,404	9,259
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 23,151		23,883	18,344	15,278	18,131	14,547		14,426	13,625	12,076	10,000
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class
Account Value	$ 17,024		17,689	15,148	11,640	14,066	11,015		12,247	12,093	11,825		10,403	9,201
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 16,723		17,363	14,850	11,397	13,747	10,751		11,938	11,771	11,495	10,000
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 11,800		12,626	10,438	7,802	10,944	8,620	$ 10,000
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 10,030	$ 10,000
Russell 2000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Index
Account Value	$ 18,417		20,277	15,996	14,685	19,196	12,998		12,948	14,211	12,332		10,213	8,845
Russell 2000® Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Value Index
Account Value	$ 18,033		19,757	15,695	14,554	17,681	10,786		12,672	13,810	12,632		10,479	8,820
Russell 2000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Index
Account Value	$ 18,932		20,845	16,444	15,096	19,732	13,362		13,310	14,609	12,677	10,000
Russell 2000® Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Value Index
Account Value	$ 17,794		19,495	15,487	14,361	17,447	10,643		12,504	13,627	12,465	10,000
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 32,482		33,133	24,300	19,981	23,638	18,182		15,790	15,146	12,845		10,830	9,382
iShares® Russell 1000 Value ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	iShares® Russell 1000 Value ETF
Account Value	$ 22,851		22,836	17,910	15,694	17,715	13,142		13,863	13,351	12,212		10,629	9,163
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 30,550		31,163	22,855	18,792	22,232	17,101		14,851	14,245	12,081	10,000
iShares® Russell 1000 Value ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	iShares® Russell 1000 Value ETF
Account Value	$ 21,826		21,811	17,107	14,990	16,921	12,553		13,241	12,752	11,664	10,000
MSCI EAFE® (LOC) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® (LOC) Index
Account Value	$ 18,497		18,090	15,392	12,792	14,392	11,314		11,877	11,694	11,128		9,349	8,936
MSCI EAFE® (LOC) Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® (LOC) Value Index
Account Value	$ 18,035		16,720	14,414	11,450	12,026	9,128		10,926	11,147	10,933		8,936	8,749
MSCI EAFE® (USD) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® (USD) Index
Account Value	$ 16,913		17,224	13,805	10,987	14,675	11,672		11,614	11,772	11,458		9,620	9,032
MSCI EAFE® (USD) Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® (USD) Value Index
Account Value	$ 16,380		15,808	12,837	9,762	12,227	9,358		10,625	11,176	11,216		$ 9,153	$ 8,842
MSCI EAFE® (LOC) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® (LOC) Index
Account Value	$ 19,552		19,121	16,269	13,522	15,212	11,959		12,554	12,361	11,762	10,000
MSCI EAFE® (LOC) Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® (LOC) Value Index
Account Value	$ 19,456		18,037	15,549	12,352	12,973	9,847		11,787	12,026	11,794	10,000
MSCI EAFE® (USD) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® (USD) Index
Account Value	$ 17,947		18,277	14,649	11,659	15,572	12,386		12,325	12,492	12,159	10,000
MSCI EAFE® (USD) Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® (USD) Value Index
Account Value	$ 17,854		17,230	13,993	10,640	13,327	10,200		$ 11,582	$ 12,182	$ 12,226	$ 10,000
MSCI EAFE® (USD) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® (USD) Index
Account Value	$ 13,463		13,710	10,989	8,746	11,681	9,291	10,000
MSCI EAFE® (USD) Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® (USD) Value Index
Account Value	$ 14,298		$ 13,799	$ 11,206	$ 8,521	$ 10,673	$ 8,169	$ 10,000
MSCI World® (USD) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World® (USD) Index
Account Value	$ 9,821	10,000
MSCI ACWI® (USD) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI® (USD) Index
Account Value	$ 9,868	$ 10,000